Fair value and marketable securities	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value and marketable securities
Fair value and marketable securities
As of December 31, 2018, marketable securities were comprised of the following (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. Treasury bills	$15,959	$14	$—	$15,973

As of December 31, 2017, marketable securities were comprised of the following (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
U.S. government agency	$20,857	$14	$—	$20,871
Certificates of deposit	3,475	—	(1)	3,474
	$24,332	$14	$(1)	$24,345

The Company follows FASB’s accounting guidance on fair value measurements for financial assets and liabilities measured on a recurring basis. The guidance requires fair value measurements to be classified and disclosed in one of the following three categories:

•	Level 1 - Quoted prices (unadjusted in active markets for identical assets or liabilities)

•	Level 2 - Inputs other than quoted prices in active markets that are observable either directly or indirectly

•	Level 3 - Unobservable inputs in which there is little or no market data, which require the Company to develop its own assumptions
This hierarchy requires the use of observable market data when available and to minimize the use of unobservable inputs when determining fair value.
The Company has classified assets and liabilities measured at fair value on a recurring basis as follows (in thousands):

	December 31, 2018
			Fair Value Measurement Based on
	Carrying Amount	Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents (1)	$2,451	$2,451	$2,451	$—	$—
U.S. Treasury bills	15,973	15,973	15,973	—	—
	$18,424	$18,424	$18,424	$—	$—

(1) Includes cash sweep accounts and U.S. Treasury money market mutual fund that have a maturity of 90 days or less from the original acquisition date.

	December 31, 2017
			Fair Value Measurement Based on
	Carrying Amount	Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents (2)	$8,978	$8,978	$8,978	$—	$—
U.S. government agency	20,871	20,871	—	20,871	—
Certificates of deposit	3,474	3,474	3,474	—	—
	$33,323	$33,323	$12,452	$20,871	$—

(2)Includes cash sweep accounts, U.S. Treasury money market mutual fund, and bank certificates of deposit and U.S. Treasury bills that have a maturity of 90 days or less from the original acquisition date.